UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 18.5%
Diversified Consumer Services 1.0%
Strayer Education, Inc. (a)	34,500	7,212,915
Hotels Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	234,000	7,473,960
Starwood Hotels & Resorts Worldwide, Inc.	151,600	6,074,612

		13,548,572
Specialty Retail 13.3%
American Eagle Outfitters, Inc. (a)	385,700	5,257,091
Chico's FAS, Inc.* (a)	1,042,000	5,595,540
Children's Place Retail Stores, Inc.* (a)	393,000	14,187,300
Guess?, Inc.	645,800	24,185,210

Tiffany & Co. (a)	274,200	11,173,650
Urban Outfitters, Inc.* (a)	982,500	30,644,175

		91,042,966
Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc.*	204,500	5,905,960
Phillips-Van Heusen Corp.	257,400	9,425,988

		15,331,948
Consumer Staples 2.6%
Food & Staples Retailing 0.9%
Whole Foods Market, Inc. (a)	251,500	5,958,035
Personal Products 1.7%
Herbalife Ltd. (a)	309,800	12,004,750
Energy 13.7%
Energy Equipment & Services 5.9%
Cameron International Corp.*	145,500	8,053,425
FMC Technologies, Inc.*	222,900	17,147,697
Rowan Companies, Inc.	325,100	15,198,425

		40,399,547
Oil, Gas & Consumable Fuels 7.8%
Holly Corp.	223,000	8,233,160
Southwestern Energy Co.*	456,700	21,743,487
Ultra Petroleum Corp.*	237,400	23,312,680

		53,289,327
Financials 8.5%
Capital Markets 7.7%
Affiliated Managers Group, Inc.* (a)	228,400	20,569,704
E*TRADE Financial Corp.* (a)	1,901,600	5,971,024
T. Rowe Price Group, Inc. (a)	267,200	15,088,784
Waddell & Reed Financial, Inc. "A"	313,800	10,986,138

		52,615,650
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	92,600	5,573,594
Health Care 9.7%
Health Care Equipment & Supplies 1.4%
Hologic, Inc.*	431,500	9,406,700
Health Care Providers & Services 2.2%
Humana, Inc.*	202,500	8,053,425
WellCare Health Plans, Inc.* (a)	196,100	7,089,015

		15,142,440
Life Sciences Tools & Services 4.2%
Covance, Inc.*	152,700	13,135,254
Pharmaceutical Product Development, Inc.	371,400	15,933,060

		29,068,314
Pharmaceuticals 1.9%
Mylan, Inc. (a)	1,047,900	12,648,153
Industrials 14.9%
Aerospace & Defense 2.3%
BE Aerospace, Inc.*	385,600	8,980,624
Curtiss-Wright Corp.	157,500	7,046,550

		16,027,174

Commercial Services & Supplies 2.1%
Huron Consulting Group, Inc.* (a)	165,100	7,485,634
Robert Half International, Inc.	280,900	6,733,173

		14,218,807
Electrical Equipment 3.8%
General Cable Corp.* (a)	135,600	8,251,260
Roper Industries, Inc.	273,300	18,005,004

		26,256,264
Industrial Conglomerates 1.9%
McDermott International, Inc.*	211,000	13,058,790
Machinery 4.8%
Harsco Corp.	153,000	8,324,730
Manitowoc Co., Inc.	229,200	7,455,876
Oshkosh Corp. (a)	204,400	4,229,036
Terex Corp.*	249,800	12,832,226

		32,841,868
Information Technology 18.0%
Communications Equipment 4.5%
F5 Networks, Inc.* (a)	662,000	18,814,040
Foundry Networks, Inc.*	1,018,100	12,033,942

		30,847,982
Computers & Peripherals 0.9%
NetApp, Inc.* (a)	286,500	6,205,590
Internet Software & Services 3.6%
Akamai Technologies, Inc.* (a)	252,300	8,777,517
Equinix, Inc.* (a)	91,300	8,145,786
Omniture, Inc.*	408,900	7,593,273

		24,516,576
IT Services 1.4%
Cognizant Technology Solutions Corp. "A"* (a)	288,100	9,366,131
Semiconductors & Semiconductor Equipment 3.2%
MEMC Electronic Materials, Inc.*	110,000	6,769,400
NVIDIA Corp.*	306,500	5,737,680
Tessera Technologies, Inc.* (a)	561,700	9,195,029

		21,702,109
Software 4.4%
Blackboard, Inc.* (a)	209,600	8,013,008
Citrix Systems, Inc.* (a)	221,300	6,508,433
FactSet Research Systems, Inc. (a)	284,500	16,034,420

		30,555,861
Materials 4.9%
Chemicals 1.0%
Intrepid Potash, Inc.*	104,300	6,860,854
Metals & Mining 3.9%
Allegheny Technologies, Inc.	91,300	5,412,264
Gerdau Ameristeel Corp. (a)	1,118,500	21,587,050

		26,999,314
Telecommunication Services 7.2%
Wireless Telecommunication Services
Crown Castle International Corp.*	335,500	12,993,915
NII Holdings, Inc.*	446,300	21,194,787

SBA Communications Corp. "A"*	416,500	14,998,165

		49,186,867

Total Common Stocks (Cost $601,831,210)		671,887,098
Securities Lending Collateral 22.2%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $152,152,345)	152,152,345	152,152,345
Cash Equivalents 2.4%
Cash Management QP Trust, 2.49% (b) (Cost $16,488,576)	16,488,576	16,488,576
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $770,472,131) †	122.6	840,528,019
Other Assets and Liabilities, Net	(22.6)	(154,899,319)

Net Assets	100.0	685,628,700

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $770,601,758. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $69,926,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $141,139,882 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $71,213,621.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $146,669,171 which is 21.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008